Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill by operating segment
The following table summarizes goodwill attributable to our reporting units for the periods presented:

Millions of dollars	North America	EMEA	Latin America	Asia	Total Whirlpool
Ending balance December 31, 2018	$1,693	$309	$33	$416	$2,451
Currency translation adjustment	2	(7)	—	(6)	(11)
Ending balance December 31, 2019	$1,695	$302	$33	$410	$2,440
Currency translation adjustment	—	27	1	28	56
Ending balance December 31, 2020	$1,695	$329	$34	$438	$2,496

Schedule of finite-lived intangible assets
The following table summarizes other intangible assets for the period presented:

	December 31, 2020			December 31, 2019
Millions of dollars	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Other intangible assets, finite lives:
Customer relationships (1)	$647	$(430)	$217	$624	$(377)	$247
Patents and other (2)	327	(241)	86	324	(216)	108
Total other intangible assets, finite lives	$974	$(671)	$303	$948	$(593)	$355
Trademarks, indefinite lives (3)	1,893	(2)	1,891	1,870	—	1,870
Total other intangible assets	$2,867	$(673)	$2,194	$2,818	$(593)	$2,225
(1)Customer relationships have an estimated useful life of 5 to 19 years.
(2)Patents and other intangibles have an estimated useful life of 3 to 43 years.
(3)Includes impairment charge of $7 million at December 31, 2020.
Schedule of indefinite-lived intangible assets
The following table summarizes other intangible assets for the period presented:

	December 31, 2020			December 31, 2019
Millions of dollars	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Other intangible assets, finite lives:
Customer relationships (1)	$647	$(430)	$217	$624	$(377)	$247
Patents and other (2)	327	(241)	86	324	(216)	108
Total other intangible assets, finite lives	$974	$(671)	$303	$948	$(593)	$355
Trademarks, indefinite lives (3)	1,893	(2)	1,891	1,870	—	1,870
Total other intangible assets	$2,867	$(673)	$2,194	$2,818	$(593)	$2,225
(1)Customer relationships have an estimated useful life of 5 to 19 years.
(2)Patents and other intangibles have an estimated useful life of 3 to 43 years.
(3)Includes impairment charge of $7 million at December 31, 2020.
Schedule of finite-lived intangible assets, future amortization expense	The following table summarizes our future estimated amortization expense by year:

Millions of dollars
2021	$59
2022	49
2023	41
2024	28
2025	21